Retirement benefit plans - Present value of the gross obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	€ (193)	€ (157)	€ (119)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	6,136	5,308	3,757
Current service cost	1,156	863	649
Actual taxes on contributions paid	(99)	(87)	(48)
Interest cost	89	87	82
Benefits paid	(193)	(157)	(119)
Actuarial gains (-) or losses due to experience adjustments	483	(100)	500
Actuarial gains (-) or losses due to experience adjustments related to new financial assumptions	(420)	222	432
Actuarial gains (-) or losses due to experience adjustments related to new demographic assumptions	(30)		56
Closing balance	€ 7,122	€ 6,136	€ 5,308